Accounting Policy Updates and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of June 30, 2021 and December 31, 2020 were as follows:

	June 30, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,536,067	$(451,839)	$1,084,228	$1,532,753	$(428,913)	$1,103,840
40'	140,165	(54,676)	85,489	144,881	(55,154)	89,727
40' high cube	3,241,118	(725,325)	2,515,793	2,717,384	(672,416)	2,044,968
45' high cube	27,798	(13,480)	14,318	27,880	(12,747)	15,133
Refrigerated containers:
20'	19,859	(9,016)	10,843	20,164	(8,493)	11,671
20' high cube	1,128	(838)	290	2,605	(1,742)	863
40' high cube	1,143,392	(429,910)	713,482	1,103,817	(398,721)	705,096
Open top and flat rack containers:
20' folding flat	16,780	(5,162)	11,618	17,228	(5,132)	12,096
40' folding flat	48,586	(18,510)	30,076	49,167	(18,275)	30,892
20' open top	13,182	(1,947)	11,235	13,253	(1,790)	11,463
40' open top	22,138	(4,804)	17,334	22,271	(4,738)	17,533
Tank containers	100,195	(13,805)	86,390	93,240	(11,470)	81,770
Total containers	$6,310,408	$(1,729,312)	$4,581,096	$5,744,643	$(1,619,591)	$4,125,052

Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable	Company’s lease rental income from its owned fleet for the three and six months ended June 30, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its owned fleet as of June 30, 2021 and December 31, 2020:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Lease Rental Income - owned fleet	2021	2020	2021	2020
Customer A	20.2%	17.5%	20.2%	17.2%
Customer B	12.9%	9.0%	15.2%	7.8%
Customer C	11.4%	13.2%	11.8%	13.2%

Schedule of Concentration Risk of Total Fleet Lease Rental Income/Gross Accounts Receivable	Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income for the three and six months ended June 30, 2021 and 2020 and more than 10% of the Company’s gross accounts receivable from its total fleet as of June 30, 2021 and December 31, 2020:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Lease Rental Income - total fleet	2021	2020	2021	2020
Customer A	19.5%	16.9%	19.5%	16.7%
Customer B	13.0%	9.5%	15.1%	8.1%
Customer C	11.7%	13.6%	12.1%	14.0%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Share amounts in thousands	2021	2020	2021	2020
Numerator:
Net income attributable to common shareholders	$73,795	$15,989	$135,845	$11,610
Denominator:
Weighted average common shares outstanding - basic	49,855	53,715	50,002	55,084
Dilutive share options, RSU and PSU	935	61	837	64
Weighted average common shares outstanding - diluted	50,790	53,776	50,839	55,148
Net income attributable to common shareholders per common share:
Basic	$1.48	$0.30	$2.72	$0.21
Diluted	$1.45	$0.30	$2.67	$0.21

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	285	1,992	494	2,025

Accounts Receivable
Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable- owned fleet	June 30, 2021	December 31, 2020
Customer A	28.9%	30.3%
Customer B	11.9%	10.3%
Customer C	11.4%	12.9%
Customer D (1)	11.3%	3.0%

(1)	Customer D included a sale proceeds invoice which represented 8.8% of the Company’s gross accounts receivable from its owned fleet as of June 30, 2021, and the total payment was received in July 2021.

Schedule of Concentration Risk of Total Fleet Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable- total fleet	June 30, 2021	December 31, 2020
Customer A	38.7%	37.7%
Customer C	11.0%	11.6%
Customer D (1)	10.7%	2.9%
Customer B	9.6%	16.7%

(1)	Customer D included a sale proceeds invoice which represented 8.1% of the Company’s gross accounts receivable from its total fleet as of June 30, 2021, and the total payment was received in July 2021.